Document And Entity Information	May 04, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 04, 2023
Entity Registrant Name	Paragon 28, Inc.
Entity Central Index Key	0001531978
Entity Emerging Growth Company	true
Securities Act File Number	001-40902
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	27-3170186
Entity Address, Address Line One	14445 Grasslands Drive
Entity Address, City or Town	Englewood
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80112
City Area Code	(720)
Local Phone Number	912-1332
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	FNA
Security Exchange Name	NYSE